Inventories, Net (Details) - Schedule of Inventories - Inventories [Member] - USD ($)	Dec. 31, 2022	Jun. 30, 2021
Inventory [Line Items]
Total	$ 18,330,516	$ 20,858,359
Raw Materials [Member]
Inventory [Line Items]
Raw materials	3,237,940	3,753,005
Finished Goods - graphite anode materials [Member]
Inventory [Line Items]
Finished goods - graphite anode materials	12,842,333	15,418,132
Work in progress [Member]
Inventory [Line Items]
Work in progress	2,246,653	1,676,448
Others [Member]
Inventory [Line Items]
Others	$ 3,590	$ 10,774